8. WARRANTS (Details 1) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Warrants-Number of Shares
Beginning Balance	14,824,158
Granted	2,854,000
Exercised	(522,428)
Cancelled	(3,048,967)
Ending Balance	14,106,763	14,824,158
Warrants Outstanding-Weighted Average Exercise Price
Beginning Balance	$ 0.52
Granted	0.5
Exercised	0.16
Cancelled	0.73
Ending Balance	$ 0.76	$ 0.52
Weighted Average Remaining Contractual Term	8 years 9 months 14 days
Warrants
Warrants-Number of Shares
Beginning Balance	15,448,056	9,018,609	9,324,000
Granted	4,484,000	13,164,340	2,220,950
Exercised	(7,248,668)	(6,734,893)	(2,526,341)
Cancelled	(819,041)
Ending Balance	11,864,347	15,448,056	9,018,609
Warrants Outstanding-Weighted Average Exercise Price
Beginning Balance	$ 0.81	$ 0.42	$ 0.26
Granted	0.58	0.72	0.11
Exercised	0.68	0.25	0.25
Cancelled	0.48
Ending Balance	$ 0.83	$ 0.81	$ 0.42
Exercisable December 31, Shares	11,864,347	15,448,056
Exercisable December 31, Exercise Price	$ 0.83	$ 0.81
Weighted Average Remaining Contractual Term	3 years	2 years 4 months 24 days	2 years 3 months 4 days